Advances from the Federal Home Loan Bank	12 Months Ended
Dec. 31, 2014
Advances from the Federal Home Loan Bank
Advances from the Federal Home Loan Bank

10. Advances from the Federal Home Loan Bank

        Advances from the Federal Home Loan Bank totaled approximately $40,000 and $15,000 at December 31, 2014 and 2013, respectively. As of December 31, 2014, the advances were collateralized by a blanket floating lien on certain securities and loans, had a weighted average rate of 0.36% and mature on various dates during 2015, 2016 and 2018. The Company had the availability to borrow additional funds of approximately $236,067 as of December 31, 2014.